First Investors Life Series Special Situations Fund
First Investors Life Series Special Situations Fund
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by a participating insurance company.  This table does not reflect the fees and expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  For information regarding those fees and expenses, please refer to the applicable variable annuity contract or life insurance policy prospectus.  If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First Investors Life Series Special Situations Fund First Investors Life Series Special Situations Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Investors Life Series Special Situations Fund First Investors Life Series Special Situations Fund
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.80%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The table below does not include the fees or expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  If they were included, the expenses shown in the table below would be higher.  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example	1 year	3 years	5 years	10 years
First Investors Life Series Special Situations Fund | First Investors Life Series Special Situations Fund | USD ($)	82	255	444	990

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies:
The Fund invests primarily in common stocks of small-size companies that the Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that the Fund’s adviser believes makes them undervalued relative to their long-term potential.  Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes.  The Fund may invest in stocks of mid-size or large companies. The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to stocks and in real estate investment trusts (“REITs”).

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

Principal Risks:
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests.  In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

REIT Risk.  In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  As a result, investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

Sector Risk.  The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.  The Fund may be significantly invested in the financials sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Small-Size and Mid-Size Company Risk.  The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell small- to-mid size company stocks at reasonable prices.

Undervalued Securities Risk.  The Fund seeks to invest in stocks that the Fund’s adviser believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  In addition, prior to September 23, 2013, the Fund was managed by a subadviser.

The bar chart and table do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 17.19% (for the quarter ended June 30, 2009) and the lowest quarterly return was -18.59% (for the quarter ended December 31, 2018).
Average Annual Total Returns For Periods Ended December 31, 2018
Average Annual Returns - First Investors Life Series Special Situations Fund		1 Year	5 Years	10 Years
First Investors Life Series Special Situations Fund		(16.60%)	3.90%	11.43%
MSCI USA Small Cap Value Index (reflects no deduction for fees, expenses or taxes)	[1]	(13.35%)	4.82%	12.85%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		(12.86%)	3.61%	10.40%
[1]	The Fund changed its primary broad-based securities index to the MSCI USA Small Cap Value Index as of January 31, 2019. The Fund elected to use the new index because it more closely reflects the Fund's investment strategies.